Accounting pronouncements recently adopted Accounting pronouncements recently adopted (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred tax asset	CAD 15,845	CAD 35,556
Deferred tax liability	CAD 42,308	62,133
New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred tax asset		5,600
Current deferred tax assets		5,600
Current deferred tax liabilities		20,100
Deferred tax liability		CAD 20,100